JPMorgan Ultra-Short Municipal Fund
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 93.3% (a)
Alabama — 4.7%
Birmingham Airport Authority
Rev., 5.00%, 7/1/2023	125	127
Rev., 5.00%, 7/1/2024	150	155
Rev., 5.00%, 7/1/2025	250	263
Rev., 5.00%, 7/1/2026	225	240
Black Belt Energy Gas District, Gas Prepay Series 2018A, Rev., 4.00%, 12/1/2023 (b)	19,865	19,895
Black Belt Energy Gas District, Gas Prepay Project No. 3 Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 2.47%, 12/8/2022 (c)	30,000	29,761
Black Belt Energy Gas District, Gas Project No. 7 Series 2021C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 2.20%, 12/8/2022 (c)	27,000	25,440
Black Belt Energy Gas District, Gas Supply Subseries 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 3.96%, 12/5/2022 (c)	25,450	25,109
City of Centre, Warrant GO, 4.00%, 9/1/2023	215	217
City of Hamilton, Warrants GO, 5.00%, 8/1/2023	240	243
Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (b)	4,750	4,497
Prattville Industrial Development Board, International Paper Co. Project
Series 2019B, Rev., 2.00%, 10/1/2024 (b)	450	433
Series 2019C, Rev., 2.00%, 10/1/2024 (b)	430	413
Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.38%, 6/16/2025 (b)	2,670	2,486
Southeast Energy Authority A Cooperative District Series 2022B-2, Rev., (SOFR + 1.79%), 4.35%, 12/5/2022 (c)	10,000	9,715
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 6/1/2027	2,415	2,413
State of Alabama Series 2013A, GO, 4.00%, 8/1/2023	1,250	1,263
University of West Alabama, General Fee
Rev., AGM, 4.00%, 1/1/2023	120	120
Rev., AGM, 4.00%, 1/1/2024	125	127
Rev., AGM, 4.00%, 1/1/2025	150	152
Total Alabama		123,069
Alaska — 1.8%
Alaska Municipal Bond Bank Authority
Series 1, Rev., 5.00%, 12/1/2022	500	500
Series 1, Rev., 5.00%, 12/1/2023	960	982
Series 1, Rev., 5.00%, 12/1/2024	870	907
Series 1, Rev., 5.00%, 12/1/2025	750	795
Series 1, Rev., 5.00%, 12/1/2026	675	726
Borough of North Slope, General Purpose Series 2021A, GO, 5.00%, 6/30/2024	2,000	2,072
City of Valdez, Exxon Pipeline Co. Project Series 1993-B, Rev., VRDO, 1.15%, 12/1/2022 (b)	6,840	6,840
City of Valdez, Phillips Trans Alaska Project Rev., VRDO, 1.90%, 12/9/2022 (b)	35,300	35,300
Total Alaska		48,122
Arizona — 0.2%
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 5.00%, 2/1/2026	130	138
City of Tucson Series 2018-A, GO, 5.00%, 7/1/2026	325	351
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2023	140	141
Series 2018A, Rev., 5.00%, 7/1/2024	200	203
Industrial Development Authority of the County of Yavapai (The), Regional Medical Center Rev., 5.00%, 8/1/2023	325	329

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
Maricopa County Industrial Development Authority, HonorHealth
Series 2021A, Rev., 5.00%, 9/1/2024	175	181
Series 2021A, Rev., 5.00%, 9/1/2025	725	763
Series 2021A, Rev., 5.00%, 9/1/2026	700	748
Maricopa County School District No. 24 Gila Bend GO, AGM, 5.00%, 7/1/2023	700	709
Maricopa County Unified School District No. 95, Queen Creek, School Improvement GO, 3.00%, 7/1/2024	525	528
Total Arizona		4,091
Arkansas — 0.1%
City of Heber Springs, Water and Sewer Rev., 3.00%, 11/1/2023	100	100
County of Sharp, Sales and Use Tax Rev., 5.00%, 3/1/2023	540	543
University of Central Arkansas, Student Fee
Series 2020A, Rev., 5.00%, 11/1/2023	205	209
Series 2020A, Rev., 5.00%, 11/1/2024	160	166
Series 2020A, Rev., 5.00%, 11/1/2025	230	242
Series 2020A, Rev., 5.00%, 11/1/2026	220	235
Series 2020A, Rev., 5.00%, 11/1/2027	200	216
University of Central Arkansas, Student Housing System Series 2019C, Rev., AGM, 3.00%, 11/1/2023	135	135
Total Arkansas		1,846
California — 4.2%
California Community Choice Financing Authority, Green Bond Series A-2, Rev., (SOFR + 1.70%), 4.25%, 12/5/2022 (c)	5,000	5,011
California Educational Facilities Authority, University of Southern California Series 2015A, Rev., 5.00%, 10/1/2025 (d)	250	267
California Enterprise Development Authority, Riverside County, Library Facility Project Rev., 4.00%, 11/1/2023	200	202
California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (b)	1,575	1,573
California Health Facilities Financing Authority, Stanford Health Clinic Series 2021A, Rev., 3.00%, 8/15/2025 (b)	20,000	19,981
California Infrastructure and Economic Development Bank Series 2018C, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 2.20%, 12/8/2022 (c)	19,250	18,964
California Municipal Finance Authority, San Antonio Gardens Project Rev., 4.00%, 11/15/2023	290	289
California Municipal Finance Authority, UCR North District, Phase 1 Student Housing Project
Rev., 5.00%, 5/15/2023	360	363
Rev., 5.00%, 5/15/2024	300	308
Rev., 5.00%, 5/15/2025	425	443
Rev., 5.00%, 5/15/2026	500	528
Rev., 5.00%, 5/15/2027	725	776
California Pollution Control Financing Authority, American Water Capital Corp. Project Rev., 0.60%, 9/1/2023 (b)	1,850	1,814
California School Finance Authority, Kipp Social Projects Series 2019A, Rev., 5.00%, 7/1/2023 (e)	100	101
Chula Vista Elementary School District Rev., BAN, Zero Coupon, 8/1/2023	5,500	5,401
City of Vernon, Electric System
Series 2021A, Rev., 5.00%, 4/1/2023	1,500	1,507
Series 2021A, Rev., 5.00%, 10/1/2023	1,250	1,264
Series 2021A, Rev., 5.00%, 4/1/2024	1,220	1,241
Series 2021A, Rev., 5.00%, 10/1/2024	1,250	1,279
Port of Oakland, Intermediate Lien
Series 2021H, Rev., AMT, 5.00%, 5/1/2023 (d)	255	258
Series 2021H, Rev., AMT, 5.00%, 5/1/2023	3,245	3,273
Silicon Valley Clean Water, WIFIA Rescue Project Series 2021A, Rev., 0.25%, 3/1/2024	40,000	38,927
State of California GO, 5.00%, 12/1/2027	2,205	2,455

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Stockton Public Financing Authority
Rev., 5.00%, 3/1/2023	360	362
Rev., 5.00%, 3/1/2025	570	578
Tender Option Bond Trust Receipts/Certificates Series 2018-XF2615, Rev., VRDO, LOC : Barclays Bank plc, 1.97%, 12/8/2022 (b) (e)	2,730	2,730
Total California		109,895
Colorado — 2.7%
Arapahoe County School District No. 6 Littleton Series 2019A, GO, 5.00%, 12/1/2022	1,370	1,370
City of Aurora, First Lien Water Rev., 5.00%, 8/1/2023	2,355	2,394
City of Colorado Springs
COP, 5.00%, 12/1/2022	155	155
COP, 5.00%, 12/1/2023	100	102
Colorado Health Facilities Authority Series 2017-B, Rev., 5.00%, 5/15/2048	7,255	7,330
Denver Health and Hospital Authority, 550 Acoma, Inc. COP, 5.00%, 12/1/2022	295	295
E-470 Public Highway Authority Series 2021B, Rev., (SOFR + 0.35%), 2.91%, 12/5/2022 (c)	5,000	4,951
Regional Transportation District, Denver Transit Partners
Rev., 3.00%, 7/15/2023	50	50
Rev., 5.00%, 1/15/2024	200	204
Rev., 5.00%, 7/15/2024	150	152
Rev., 5.00%, 1/15/2025	165	169
Rev., 5.00%, 7/15/2025	200	206
Rev., 3.00%, 1/15/2026	110	108
Rev., 5.00%, 7/15/2026	225	234
State of Colorado
Series 2020A, COP, 5.00%, 12/15/2023	2,500	2,563
Series 2020A, COP, 5.00%, 12/15/2024	2,085	2,183
University of Colorado, Hospital Authority Series 2018 B, Rev., VRDO, LIQ : TD Bank NA, 1.80%, 12/9/2022 (b)	48,085	48,085
Total Colorado		70,551
Connecticut — 1.0%
City of Derby
Series 2019A, GO, 5.00%, 8/1/2023	150	152
Series 2019A, GO, 5.00%, 8/1/2024	85	88
City of New Britain GO, 5.00%, 9/1/2023 (d)	110	112
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Series 2020B-1, Rev., 5.00%, 1/1/2025 (b)	8,500	8,835
Connecticut State Health and Educational Facilities Authority, Stamford Hospital
Series L-1, Rev., 4.00%, 7/1/2023	275	276
Series L-1, Rev., 4.00%, 7/1/2024	300	302
Series L-1, Rev., 4.00%, 7/1/2025	300	302
Series L-1, Rev., 4.00%, 7/1/2026	350	351
Series L-1, Rev., 4.00%, 7/1/2027	350	351
New Canaan Housing Authority, Multi-Family Housing, Parish Project Rev., 0.44%, 3/1/2023 (b)	12,475	12,385
State of Connecticut
Series 2020C, GO, 3.00%, 6/1/2023	600	602
Series 2020C, GO, 4.00%, 6/1/2023	400	403
Series 2020C, GO, 3.00%, 6/1/2024	1,065	1,072

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — continued
Series 2020C, GO, 4.00%, 6/1/2024	500	510
Series 2020C, GO, 4.00%, 6/1/2025	850	875
Total Connecticut		26,616
Delaware — 0.2%
Delaware Municipal Electric Corp. (The), Middletown and Seaford Project Series 2019A, Rev., 5.00%, 10/1/2023	220	224
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (b)	6,000	5,671
Total Delaware		5,895
District of Columbia — 2.0%
District of Columbia, Carnegie Endowment for International Peace Rev., VRDO, LOC : Wells Fargo Bank NA, 1.82%, 12/8/2022 (b)	375	375
District of Columbia, Gallaudet University Project Rev., 5.00%, 4/1/2026	100	105
District of Columbia, Georgetown University Issue Series 2017 B-1, Rev., VRDO, LOC : Bank of America NA, 1.84%, 12/8/2022 (b)	1,190	1,190
District of Columbia, Income Tax Series C, Rev., 5.00%, 12/1/2023	37,655	38,574
District of Columbia, Kipp DC Project Rev., 5.00%, 7/1/2023	100	101
District of Columbia, Medlantic/Helix Issue, Tranche II Series 1998A, Rev., VRDO, LOC : TD Bank NA, 1.80%, 12/9/2022 (b)	2,535	2,535
Metropolitan Washington Airports Authority Aviation
Series 2021A, Rev., AMT, 5.00%, 10/1/2023	3,500	3,552
Series 2021A, Rev., AMT, 5.00%, 10/1/2024	6,000	6,189
Total District of Columbia		52,621
Florida — 2.5%
City of Fort Myers, Subordinate Utility System
Series 2020B, Rev., AGM, 5.00%, 10/1/2023	2,125	2,165
Series 2020B, Rev., AGM, 5.00%, 10/1/2024	2,355	2,450
City of Tallahassee, Utility System
Rev., 5.00%, 10/1/2023	2,430	2,478
Rev., 5.00%, 10/1/2024	2,550	2,657
County of Escambia, International Paper Co. Project, Environmental Improvement Series 2019B, Rev., 2.00%, 10/1/2024 (b)	775	745
County of Miami-Dade, Aviation System
Series 2020A, Rev., 5.00%, 10/1/2023	2,500	2,546
Series 2020A, Rev., 5.00%, 10/1/2024	2,400	2,493
Series 2020A, Rev., 5.00%, 10/1/2025	1,375	1,458
County of Miami-Dade, Juvenile Courthouse Series B, Rev., VRDO, AMBAC, LOC : TD Bank NA, 1.80%, 12/9/2022 (b)	5,760	5,760
County of Okeechobee, Solid Waste Disposal, Waste Management, Inc., Okeechobee Landfill Project Rev., 0.55%, 7/1/2024 (b)	2,250	2,107
Florida Governmental Utility Authority, North Fort Myers Utility System Rev., AGM, 5.00%, 7/1/2025 (d)	200	212
Florida Higher Educational Facilities Financial Authority, Ringling College Project
Rev., 5.00%, 3/1/2023	185	186
Rev., 5.00%, 3/1/2024	110	111
Florida Higher Educational Facilities Financial Authority, St. Leo University Project Rev., 5.00%, 3/1/2023	410	411
Highlands County Health Facilities Authority, Adventist Health System Series 2012I, Rev., VRDO, 1.85%, 12/8/2022 (b)	12,945	12,945
Hillsborough County Industrial Development Authority Series 2012-A, Rev., 4.00%, 10/1/2023 (d)	830	838
JEA Water and Sewer System Series Sub Series B-1, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.96%, 12/9/2022 (b)	9,980	9,980
Lee Memorial Health System
Series 2019A-1, Rev., 5.00%, 4/1/2023	400	403

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2019A-1, Rev., 5.00%, 4/1/2024	575	590
Miami-Dade County Industrial Development Authority, Solid Waste Disposal, Waste Management, Inc. of Florida Project
Series 2018B, Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 2.23%, 12/8/2022 (c)	10,500	10,078
Rev., AMT, 0.40%, 8/1/2023	2,600	2,553
Village Community Development District No. 13 Special Assessment Rev., 2.63%, 5/1/2024	255	247
West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area
Rev., 5.00%, 3/1/2023	1,335	1,343
Rev., 5.00%, 3/1/2024	1,160	1,191
Total Florida		65,947
Georgia — 1.2%
Bartow County Development Authority, Georgia Power Co. Plant Series 2013FIRST, Rev., 2.88%, 8/19/2025 (b)	13,500	13,070
City of Atlanta, Department of Aviation
Series 2020A, Rev., 5.00%, 7/1/2024	2,000	2,073
Series 2020B, Rev., AMT, 5.00%, 7/1/2024	1,170	1,206
Series 2020B, Rev., AMT, 5.00%, 7/1/2025	1,800	1,879
Georgia State Road and Tollway Authority, Federal Highway Reimbursement Rev., 5.00%, 6/1/2023	4,000	4,048
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2022	400	400
Series 2021C, Rev., 4.00%, 12/1/2023	750	750
Series 2021C, Rev., 4.00%, 12/1/2024	750	749
Municipal Electric Authority of Georgia, Project One Series 2008-B, Rev., VRDO, LOC : PNC BANK N.A., 1.90%, 12/9/2022 (b)	4,255	4,255
Savannah Economic Development Authority, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (b)	1,675	1,610
Total Georgia		30,040
Hawaii — 0.2%
State of Hawaii Airports System Series 2022B, Rev., AMT, 5.00%, 7/1/2024	4,500	4,626
Idaho — 0.0% ^
University of Idaho
Series 2020A, Rev., 5.00%, 4/1/2023	355	358
Series 2020A, Rev., 5.00%, 4/1/2024	315	325
Series 2020A, Rev., 5.00%, 4/1/2025	330	346
Total Idaho		1,029
Illinois — 3.7%
Carol Stream Park District
Series 2020C, GO, 4.00%, 11/1/2024	210	214
Series 2020C, GO, 4.00%, 11/1/2025	405	418
Series 2020C, GO, 4.00%, 11/1/2026	535	557
Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation
Series 2020A, GO, Zero Coupon, 1/1/2023	200	200
Series 2020A, GO, Zero Coupon, 1/1/2024	385	372
Chicago Midway International Airport, Second Lien Series 2014B, Rev., 5.00%, 1/1/2023	150	150
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2020B, Rev., 5.00%, 1/1/2024	500	513
Chicago Transit Authority Capital Grant Receipts
Rev., 5.00%, 6/1/2023	700	707
Rev., 5.00%, 6/1/2024	600	618
Rev., 5.00%, 6/1/2027	3,500	3,713

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
City of Aurora
Series 2019A, GO, 4.00%, 12/30/2022	1,525	1,527
Series 2019A, GO, 4.00%, 12/30/2023	1,595	1,617
Series 2019A, GO, 4.00%, 12/30/2024	1,655	1,694
City of Danville
GO, 3.00%, 12/1/2022	140	140
GO, 4.00%, 12/1/2023	145	146
City of Elgin
Series 2020A, GO, 3.00%, 12/15/2022	1,480	1,480
Series 2020A, GO, 3.00%, 12/15/2023	1,025	1,027
City of Rockford, Sales Tax Alternative Revenue Source
Series 2019A, GO, AGM, 4.00%, 12/15/2022	135	135
Series 2019A, GO, AGM, 4.00%, 12/15/2023	140	142
City of Waukegan Series 2018A, GO, AGM, 4.00%, 12/30/2023	525	532
Clay Wayne & Marion Counties Community Unit School District No. 35
GO, AGM, 5.00%, 12/1/2022	165	165
GO, AGM, 5.00%, 12/1/2023	175	179
Cook County Community College District No. 508, Unlimited Tax GO, 5.25%, 12/1/2029	250	256
Cook County Community Consolidated School District No. 34, Glenview, Limited Tax
GO, 4.00%, 12/1/2022	150	150
GO, 4.00%, 12/1/2023	150	152
Cook County Community School District No. 97, Oak Park
GO, 4.00%, 1/1/2023	300	300
GO, 4.00%, 1/1/2024	275	279
Cook County High School District No. 207, Maine Township Series 2019B, GO, 3.50%, 12/1/2022	325	325
Cook County School District No. 100, South Berwyn
Series 2019A, GO, 4.00%, 12/1/2022	235	235
Series 2019C, GO, 4.00%, 12/1/2022	605	605
Series 2019A, GO, 5.00%, 12/1/2023	345	352
Series 2019C, GO, 5.00%, 12/1/2023	660	673
Cook County School District No. 102, La Grange, Limited Tax
GO, AGM, 4.00%, 12/15/2022	825	825
GO, AGM, 4.00%, 12/15/2023	825	836
GO, AGM, 4.00%, 12/15/2024	930	951
GO, AGM, 4.00%, 12/15/2025	985	1,017
Cook County School District No. 109, Indian Springs, Limited Tax
Series 2020A, GO, 4.00%, 12/1/2023	125	127
Series 2020A, GO, 4.00%, 12/1/2024	400	409
Cook County School District No. 145, Arbor Park Series 2019D, GO, 4.00%, 12/1/2023	110	111
Cook County School District No. 148, Dolton Series 2018A, GO, 5.00%, 12/1/2022	725	725
Cook County School District No. 160, Country Club Hills
Series 2020A, GO, 4.00%, 12/1/2022	510	510
Series 2020A, GO, 4.00%, 12/1/2023	285	288
Series 2020A, GO, 4.00%, 12/1/2024	255	261
Cook County School District No. 160, Country Club Hills, Limited Tax
Series 2020B, GO, 4.00%, 12/1/2022	180	180
Series 2020B, GO, 4.00%, 12/1/2023	100	101

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2020B, GO, 4.00%, 12/1/2024	100	102
Cook County School District No. 63, East Maine, Limited Tax GO, 5.00%, 12/1/2022	1,935	1,935
Cook County School District No. 69, Skokie, Limited Tax
GO, 4.00%, 12/1/2024	315	322
GO, 4.00%, 12/1/2025	460	475
Cook County School District No. 89, Maywood, Maywood-Melrose Park-Broadview, Limited Tax
GO, AGM, 4.00%, 12/15/2022	535	535
GO, AGM, 4.00%, 12/15/2023	555	562
GO, AGM, 4.00%, 12/15/2024	580	593
Cook County School District No. 99 Cicero, Limited Tax
Series 2019B, GO, 5.00%, 12/1/2022	350	350
Series 2019B, GO, 5.00%, 12/1/2023	575	586
County of Will GO, 5.00%, 11/15/2023	525	537
Du Page Cook and Will Counties Community College District No. 502 GO, 5.00%, 6/1/2025	2,355	2,471
DuPage County Community High School District No. 94 West Chicago GO, 4.00%, 1/1/2033	10	10
DuPage County School District No. 10 Itasca
GO, 5.00%, 1/1/2023	1,040	1,042
GO, 5.00%, 1/1/2024	1,090	1,117
Flagg-Rochelle Community Park District
Series 2019A, GO, AGM, 4.00%, 1/1/2023	220	220
Series 2019A, GO, AGM, 4.00%, 1/1/2024	225	228
Hoffman Estates Park District Series 2019B, GO, 4.00%, 12/1/2023	245	248
Illinois Finance Authority, Advocate Health Care Network Series 2008C-3A, Rev., VRDO, LIQ : Northern Trust Co. (The), 1.97%, 12/9/2022 (b)	2,650	2,650
Illinois Finance Authority, Northshore University Health System
Series 2020A, Rev., 5.00%, 8/15/2023	500	508
Series 2020A, Rev., 5.00%, 8/15/2024	1,000	1,038
Illinois Finance Authority, OSF Healthcare System Rev., 5.00%, 11/15/2024 (b)	3,000	3,077
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 2.55%, 12/8/2022 (c)	1,125	1,092
Illinois Finance Authority, Water Facilities, American Water Capital Corp. Project Rev., 0.70%, 9/1/2023 (b)	2,800	2,746
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 4.00%, 12/1/2022	120	120
Series 2020B, GO, AGM, 4.00%, 12/1/2022	220	220
Series 2020A, GO, AGM, 5.00%, 12/1/2023	145	148
Series 2020B, GO, AGM, 5.00%, 12/1/2023	235	240
Series 2020A, GO, AGM, 5.00%, 12/1/2024	240	250
Series 2020A, GO, AGM, 5.00%, 12/1/2025	55	58
Series 2020B, GO, AGM, 5.00%, 12/1/2025	115	122
Lake County School District No. 70 Libertyville, Limited Tax Rev., 4.00%, 1/1/2023	300	300
Lee and Ogle Counties School District No. 170 Dixon
Series 2019A, GO, AGM, 3.00%, 1/30/2023	170	170
Series 2019B, GO, AGM, 3.00%, 1/30/2023	255	255
Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community GO, AGM, 4.00%, 5/1/2023	700	703
Peoria Public Building Commission
Series 2019A, Rev., AGM, 3.00%, 12/1/2022	75	75
Series 2019A, Rev., AGM, 4.00%, 12/1/2024	655	670

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Sangamon County Community Unit School District No. 5, Ball-Chatham GO, 4.00%, 2/1/2023	2,015	2,020
Sangamon Menard Etc Counties Community School District No. 8 Pleasant Plains
Series 2019C, GO, 4.00%, 1/1/2023	310	310
Series 2019C, GO, 4.00%, 1/1/2024	370	374
State of Illinois
GO, 5.00%, 2/1/2024	3,370	3,429
GO, 5.50%, 5/1/2025	2,500	2,603
GO, 5.50%, 5/1/2026	5,000	5,257
State of Illinois, Sales Tax Rev., 5.00%, 6/15/2023	990	998
University of Illinois, Auxiliary Facilities System Series 2013A, Rev., 5.00%, 4/1/2024	2,500	2,516
University of Illinois, Health Services System Series 2008, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.87%, 12/9/2022 (b)	12,510	12,510
Village of Arlington Heights
GO, 4.00%, 12/1/2023	1,130	1,144
GO, 4.00%, 12/1/2024	1,175	1,197
GO, 4.00%, 12/1/2025	695	714
Village of Bartlett
GO, 5.00%, 12/1/2022	1,065	1,065
GO, 5.00%, 12/1/2023	1,130	1,154
Village of Midlothian
Series 2019A, GO, 4.00%, 1/1/2023	190	190
Series 2019A, GO, 4.00%, 1/1/2024	120	122
Village of Villa Park
Series B, GO, 4.00%, 12/15/2022	200	200
Series B, GO, 4.00%, 12/15/2023	205	208
Village of Villa Park, Sales Tax Series 2019A, GO, 4.00%, 12/15/2023	125	127
Washington County Community Unit School District No.10 West Washington GO, 4.00%, 1/15/2023	685	686
Will County Township High School District No. 204 Joliet, Limited Tax GO, 4.00%, 1/1/2023	125	125
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College
GO, 5.00%, 1/1/2023	5,495	5,505
GO, 5.00%, 1/1/2024	2,600	2,661
Total Illinois		96,804
Indiana — 1.8%
City of Evansville, Sewage Works Rev., 4.00%, 7/1/2026	3,710	3,847
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	6,500	6,517
Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2020B, Rev., 4.00%, 1/15/2023	165	165
Series 2020B, Rev., 4.00%, 7/15/2023	185	187
Series 2020B, Rev., 4.00%, 7/15/2025	215	220
Series 2020B, Rev., 4.00%, 1/15/2026	220	226
Series 2020B, Rev., 4.00%, 7/15/2026	235	242
Indiana Finance Authority, Butler University Project Rev., 3.00%, 2/1/2023	225	225
Indiana Finance Authority, Goshen Health Series B, Rev., 2.10%, 11/1/2026 (b)	2,700	2,594
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021B, Rev., 0.65%, 8/1/2025	4,500	4,106
Indiana Finance Authority, Marian University Project
Series A, Rev., 5.00%, 9/15/2023	75	76
Series A, Rev., 5.00%, 9/15/2024	155	159

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Indiana Health Facility Financing Authority, Ascension Health Credit Group
Series 2001A-2, Rev., 2.00%, 2/1/2023 (b) (d)	125	125
Series 2001A-2, Rev., 2.00%, 2/1/2023 (b)	24,875	24,847
Metropolitan School District of Southwest Allen County
Series 2019B, GO, 4.00%, 1/15/2023	520	521
Series 2019B, GO, 4.00%, 7/15/2023	485	489
Series 2019B, GO, 4.00%, 1/15/2024	575	583
Tippecanoe County School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 4.00%, 1/15/2023	300	301
Rev., 4.00%, 7/15/2023	380	383
Town of Schererville, Sewage Works
Rev., 4.00%, 3/1/2023	75	75
Rev., 4.00%, 3/1/2024	110	112
Total Indiana		46,000
Iowa — 1.0%
City of Altoona Series 2020A, COP, 4.00%, 6/1/2023	275	277
City of Coralville Series 2016E, COP, 4.00%, 6/1/2023	325	325
City of Iowa Falls, Capital Lien GO, 3.00%, 6/1/2023	230	230
Iowa Finance Authority, Health System Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 2.43%, 12/8/2022 (c) (e)	17,400	17,356
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 1.81%, 12/8/2022 (b)	8,500	8,500
Total Iowa		26,688
Kansas — 0.2%
Johnson County Park and Recreation District
Series 2019B, COP, 3.00%, 9/1/2023	200	201
Series 2019A, COP, 5.00%, 9/1/2023	125	127
Kansas City, Kansas Community College
Series 2020A, COP, 4.00%, 4/1/2023	800	803
Series 2020A, COP, 4.00%, 4/1/2024	500	507
Kansas Development Finance Authority, State of Kansas Project Series 2020R, Rev., 5.00%, 11/1/2024	2,255	2,353
Sedgwick County Unified School District No. 265 Goddard
Series 2020A, GO, 3.00%, 10/1/2023	350	351
Series 2020A, GO, 3.00%, 10/1/2024	1,050	1,052
Sedgwick County Unified School District No. 267 Renwick Series 2019A, GO, 3.00%, 11/1/2023	100	100
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 3.00%, 9/1/2023	400	401
Series 2019A, GO, AGM, 3.00%, 9/1/2024	400	400
Total Kansas		6,295
Kentucky — 1.6%
City of Ashland, Ashland Hospital Corp. DBA King's Daughters Medical Center
Rev., 5.00%, 2/1/2023	600	602
Rev., 5.00%, 2/1/2024	575	587
City of Hazard, Appalachian Regional Healthcare Project Rev., 5.00%, 7/1/2027	600	640
County of Owen, Water Facilities, Kentucky-American Water Co., Project Rev., 0.70%, 9/1/2023 (b)	2,500	2,452
Kentucky Asset Liability Commission
Series 2021A, Rev., 5.00%, 11/1/2023	2,500	2,553

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — continued
Series 2021A, Rev., 5.00%, 11/1/2024	2,500	2,607
Series 2021A, Rev., 5.00%, 11/1/2025	3,000	3,182
Kentucky Public Energy Authority, Gas Supply Series 2018A, Rev., 4.00%, 4/1/2024 (b)	13,685	13,674
Kentucky State Property and Building Commission, Project No. 110 Rev., 5.00%, 8/1/2024	85	88
Louisville and Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2020A, Rev., 0.90%, 9/1/2026	5,000	4,533
Louisville Gas and Electric Co. Series A, Rev., VRDO, 1.94%, 12/9/2022 (b)	10,000	10,000
Paducah Electric Plant Board Rev., 5.00%, 10/1/2023	2,000	2,034
Total Kentucky		42,952
Louisiana — 5.9%
Calcasieu Parish School District No. 23, Public School Improvement
GO, 5.00%, 9/1/2023	180	183
GO, 5.00%, 9/1/2024	250	260
City of Shreveport, Water and Sewer, Junior Lien
Series 2019B, Rev., AGM, 4.00%, 12/1/2023	310	313
Series 2019B, Rev., AGM, 5.00%, 12/1/2024	225	233
Lake Charles Harbor and Terminal District, Big Lake Full LLC Projects Rev., AMT, 1.00%, 12/1/2024 (b)	5,000	4,702
Louisiana Housing Corp., England Apartment Projects Rev., 1.25%, 2/1/2024 (b)	7,890	7,700
Louisiana Local Government Environmental Facilities and Community Development Authority, East Ascension Consolidated Gravity Drainage District No. 1 Rev., 5.00%, 12/1/2025	715	759
Louisiana Public Facilities Authority, Louisiana Children's Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 2.50%, 12/8/2022 (c)	40,000	40,021
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2025 (b)	8,410	8,724
Louisiana Public Facilities Authority, Tulane University Project
Series 2020A, Rev., 5.00%, 4/1/2025 (d)	60	63
Series 2020A, Rev., 5.00%, 4/1/2026 (d)	20	21
Series 2020A, Rev., 5.00%, 4/1/2026	80	85
Louisiana Stadium and Exposition District Rev., BAN, 4.00%, 7/3/2023	3,325	3,337
Parish of St. John the Baptist, Marathon Oil Corp., Project
Subseries 2017B-1, Rev., 2.13%, 7/1/2024 (b)	18,000	17,410
Subseries 2017B-2, Rev., 2.38%, 7/1/2026 (b)	12,800	11,810
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2017A, Rev., 0.60%, 5/1/2023 (b)	60,000	59,212
Zachary Community School District No. 1 GO, 3.00%, 3/1/2023	715	716
Total Louisiana		155,549
Maine — 0.1%
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	250	265
Maine State Housing Authority Series C-1, Rev., AMT, 3.00%, 11/15/2023	1,000	994
Total Maine		1,259
Maryland — 0.9%
County of Calvert, Consolidated Public Improvement
GO, 4.00%, 7/1/2023	2,070	2,088
GO, 4.00%, 7/1/2024	2,010	2,054
County of Montgomery, Public Improvement Series 2020B, GO, 4.00%, 11/1/2024	1,000	1,027

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — continued
Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program
Series B, Rev., VRDO, LOC : TD Bank NA, 1.80%, 12/9/2022 (b)	16,915	16,915
Series 1985A, Rev., VRDO, LOC : TD Bank NA, 1.87%, 12/9/2022 (b)	25	25
Total Maryland		22,109
Massachusetts — 1.3%
City of Boston Series 2020D, GO, 5.00%, 3/1/2024	2,335	2,405
Massachusetts Development Finance Agency, North Hill Community Issue Series 2013A, Rev., 6.50%, 11/15/2023 (d) (e)	2,000	2,067
Massachusetts Development Finance Agency, Northeastern University Issue
Series 2020A, Rev., 5.00%, 10/1/2023	2,900	2,957
Series 2020A, Rev., 5.00%, 10/1/2024	1,580	1,648
Series 2020A, Rev., 5.00%, 10/1/2025	975	1,036
Series 2020A, Rev., 5.00%, 10/1/2026	895	968
Massachusetts Development Finance Agency, Partners Healthcare System Issue Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 2.35%, 12/8/2022 (c)	1,500	1,500
Massachusetts Development Finance Agency, Suffolk University Issue Rev., 5.00%, 7/1/2024	350	359
Massachusetts Development Finance Agency, Wellforce Issue
Series 2020C, Rev., AGM, 5.00%, 10/1/2023	100	102
Series 2020C, Rev., AGM, 5.00%, 10/1/2024	115	119
Series 2020C, Rev., AGM, 5.00%, 10/1/2025	175	183
Series 2020C, Rev., AGM, 5.00%, 10/1/2026	175	186
Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured, Subordinated Series A, Rev., 5.00%, 1/1/2023 (b)	10,000	10,020
University of Massachusetts Building Authority
Rev., 5.00%, 11/1/2024 (d)	9,485	9,910
Series 2015-1, Rev., 5.00%, 11/1/2025 (d)	250	266
Total Massachusetts		33,726
Michigan — 2.7%
City of Charlevoix, Building Authority, Limited Tax Rev., 4.00%, 10/1/2023	110	111
City of Gladstone, Capital Improvement, Limited Tax
GO, AGM, 3.00%, 3/1/2023	260	260
GO, AGM, 3.00%, 3/1/2024	265	266
GO, AGM, 3.00%, 3/1/2025	275	276
Frankenmuth School District, School Building and Site, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2023	200	201
Fulton School District, Unlimited Tax
GO, AGM, 4.00%, 5/1/2025	215	221
GO, AGM, 4.00%, 5/1/2026	220	228
GO, AGM, 4.00%, 5/1/2027	210	219
Hopkins Public Schools Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2023	365	367
Huron Valley School District, Unlimited Tax GO, Q-SBLF, 2.00%, 5/1/2024	5,825	5,715
Jackson Public Schools, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2023	605	609
GO, Q-SBLF, 4.00%, 5/1/2024	690	701
Kent Hospital Finance Authority, Spectrum Health System Series 2008B-3, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.90%, 12/9/2022 (b)	34,040	34,040
Lakeview School District, School Building and Site, Unlimited Tax Series B, GO, VRDO, LOC : TD Bank NA, 1.83%, 12/8/2022 (b)	7,735	7,735
Leland Public School District GO, AGM, 4.00%, 5/1/2023	785	789

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 2010F-3, Rev., 4.00%, 7/1/2024 (b)	1,000	1,008
Michigan State Housing Development Authority, Single Family Mortgage Series D, Rev., VRDO, LIQ : TD Bank NA, 1.80%, 12/9/2022 (b) (f)	4,895	4,895
Michigan Strategic Fund, Holland Home Obligated Group Rev., 4.00%, 11/15/2023	190	189
Michigan Strategic Fund, Waste Management, Inc. Project Rev., 0.58%, 8/1/2024 (b)	3,000	2,818
South Haven Township and Casco Township, Water and Sewage Treatment Authority, Limited Tax
Rev., 4.00%, 5/1/2023	480	483
Rev., 4.00%, 5/1/2024	720	732
University of Michigan Series A, Rev., VRDO, 1.90%, 12/8/2022 (b)	6,255	6,255
Waterford School District, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2023	1,340	1,347
GO, Q-SBLF, 4.00%, 5/1/2024	1,360	1,385
Wayne County Airport Authority Series G, Rev., 5.00%, 12/1/2024	1,000	1,041
Total Michigan		71,891
Minnesota — 0.6%
City of Minneapolis & St. Paul Housing and Redevelopment Authority, Health Care, Allina Health System Series 2007C-2, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.85%, 12/8/2022 (b)	6,360	6,360
City of Minneapolis, Allina Health Rev., VRDO, LOC : Wells Fargo Bank NA, 1.86%, 12/8/2022 (b)	1,625	1,625
City of Rochester, Mayo Clinic Series B, Rev., VRDO, 1.80%, 12/1/2022 (b)	2,375	2,375
City of Wayzata, Folkestone Senior Living Community
Rev., 3.00%, 8/1/2023	100	99
Rev., 3.00%, 8/1/2024	100	98
Duluth Economic Development Authority, Benedictine Health System
Series 2021A, Rev., 3.00%, 7/1/2023	210	208
Series 2021A, Rev., 3.00%, 7/1/2024	100	98
Series 2021A, Rev., 3.00%, 7/1/2025	100	96
Series 2021A, Rev., 3.00%, 7/1/2026	180	171
Duluth Housing and Redevelopment Authority, Duluth Public Schools Academy Project Series 2018-A, Rev., 3.88%, 11/1/2023	325	324
Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2023	185	186
Metropolitan Council, Minneapolis St. Paul Metropolitan Area Series 2020C, GO, GAN, 0.38%, 12/1/2022	5,000	5,000
Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.
Rev., 3.00%, 12/1/2022	100	100
Rev., 3.00%, 12/1/2023	100	99
Total Minnesota		16,839
Mississippi — 1.2%
City of Tupelo
GO, 4.00%, 12/1/2022	245	245
GO, 4.00%, 12/1/2023	315	319
County of Jackson, Port Facility, Chevron USA, Inc., Project Rev., VRDO, 1.15%, 12/1/2022 (b)	20,000	20,000
County of Warren, Gulf Opportunity Zone, International Paper Co. Project
Series 2020A, Rev., 1.38%, 6/16/2025 (b)	1,750	1,629
Series 2020C, Rev., 1.38%, 6/16/2025 (b)	1,500	1,396
Mississippi Business Finance Corp., Chevron USA, Inc. Project Series B, Rev., VRDO, 1.80%, 12/9/2022 (b)	7,000	7,000

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Mississippi — continued
Mississippi Hospital Equipment and Facilities Authority, Forrest County General Hospital Refunding Project
Series B, Rev., 5.00%, 1/1/2023	370	371
Series B, Rev., 5.00%, 1/1/2024	370	378
Total Mississippi		31,338
Missouri — 0.9%
City of Kansas City, Roe Bartle Convention Center Series 2008F, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.96%, 12/9/2022 (b)	4,490	4,490
City of St. Peters
COP, 4.00%, 5/1/2023	625	629
COP, 4.00%, 5/1/2024	650	661
COP, 4.00%, 5/1/2025	425	436
County of Greene, Special Obligation
Rev., 4.00%, 12/1/2022	260	260
Rev., 4.00%, 12/1/2023	520	527
Rev., 4.00%, 12/1/2024	540	553
County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2022	4,000	4,000
Greene County Reorganized School District No. R-8 Series 2019B, GO, 3.00%, 3/1/2023	595	596
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series C, Rev., VRDO, LIQ : BJC HEALTH SYSTEM, 1.81%, 12/8/2022 (b)	1,185	1,185
Nixa Public Schools Series 2019B, GO, 5.00%, 3/1/2023	200	201
St. Louis County Special School District
COP, 4.00%, 4/1/2023	410	412
COP, 4.00%, 4/1/2024	605	615
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176, Rev., VRDO, LIQ : Royal Bank of Canada, 1.97%, 12/8/2022 (b) (e)	8,200	8,200
Total Missouri		22,765
Montana — 0.1%
Montana State Board of Regents, Montana State University Series F, Rev., (SIFMA Municipal Swap Index Yield + 0.45%), 2.30%, 12/8/2022 (c)	2,760	2,760
Nebraska — 0.4%
County of Saunders
GO, 3.00%, 11/1/2023	325	326
GO, 3.00%, 11/1/2024	415	417
County of Washington, Wastewater and Solid Waste Disposal Facilities, Cargill Incorporated Projects Rev., AMT, 0.90%, 9/1/2025 (b)	6,800	6,416
Nebraska Public Power District
Series 2021C, Rev., 5.00%, 1/1/2023	1,600	1,603
Series 2021D, Rev., 5.00%, 1/1/2023	1,500	1,503
Total Nebraska		10,265
Nevada — 0.1%
Carson City Nevada Hospital Rev., 5.00%, 9/1/2027	610	646
City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024 (e) (f)	270	261
Clark County School District, Limited Tax Series C, GO, 5.00%, 6/15/2023	2,000	2,027
Total Nevada		2,934

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Hampshire — 0.9%
New Hampshire Business Finance Authority, Waste Management, Inc., Project Series 2018A, Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 2.23%, 12/8/2022 (c)	24,500	23,515
New Jersey — 4.1%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, Rev., AGM, 5.00%, 7/1/2024	75	77
Series 2021A, Rev., AGM, 5.00%, 7/1/2025	100	105
Series 2021A, Rev., AGM, 5.00%, 7/1/2026	100	106
City of Newark
Series 2020A, GO, AGM, 5.00%, 10/1/2023	1,000	1,017
Series 2020B, GO, AGM, 5.00%, 10/1/2023	525	534
Series 2020A, GO, AGM, 5.00%, 10/1/2024	1,000	1,037
Series 2020B, GO, AGM, 5.00%, 10/1/2024	650	674
Series 2020A, GO, AGM, 5.00%, 10/1/2025	850	897
Series 2020B, GO, AGM, 5.00%, 10/1/2025	595	628
Series 2020A, GO, AGM, 5.00%, 10/1/2026	750	805
New Brunswick Parking Authority, Tax-Exempt
Series 2020B, Rev., GTD, 5.00%, 9/1/2023	335	340
Series 2020B, Rev., GTD, 5.00%, 9/1/2024	425	441
Series 2020B, Rev., GTD, 5.00%, 9/1/2025	425	449
Series 2020A, Rev., GTD, 5.00%, 9/1/2026	500	537
New Jersey Economic Development Authority, School Facilities Construction
Series 2021QQQ, Rev., 5.00%, 6/15/2023	110	111
Series 2021QQQ, Rev., 5.00%, 6/15/2024	300	309
Series 2021QQQ, Rev., 5.00%, 6/15/2025	550	576
Series 2021QQQ, Rev., 5.00%, 6/15/2026	555	590
New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group Series 2021A, Rev., 5.00%, 7/1/2023	6,810	6,900
New Jersey Health Care Facilities Financing Authority, Virtual Health, Inc. Series D, Rev., VRDO, LOC : TD Bank NA, 1.45%, 12/8/2022 (b)	5,000	5,000
New Jersey Transportation Trust Fund Authority Series 2021A, Rev., 5.00%, 6/15/2025	2,750	2,882
New Jersey Turnpike Authority Series D, Rev., 5.00%, 1/1/2028	7,000	7,508
Passaic County Improvement Authority (The), City of Paterson Project Rev., GTD, 5.00%, 8/15/2026	350	379
Passaic Valley Sewerage Commission, Sewer System Series J, Rev., AGM, 3.00%, 12/1/2025	1,825	1,836
State of New Jersey, COVID-19 Emergency Bonds
GO, 4.00%, 6/1/2023	21,380	21,530
GO, 5.00%, 6/1/2024	37,550	38,816
GO, 5.00%, 6/1/2025	12,670	13,363
Total New Jersey		107,447
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group - La Vida Llena Expansion Project Series C, Rev., 2.25%, 7/1/2023	1,525	1,509
University of New Mexico (The), Subordinate Lien System Series 2002B, Rev., VRDO, LIQ : US Bank NA, 1.88%, 12/9/2022 (b)	1,960	1,960
Total New Mexico		3,469
New York — 9.6%
Ardsley Union Free School District GO, BAN, 1.50%, 2/10/2023	4,995	4,985

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Battery Park City Authority
Series 2019D-1, Rev., VRDO, LIQ : TD Bank NA, 1.80%, 12/8/2022 (b)	14,560	14,560
Series 2019D-2, Rev., VRDO, LIQ : TD Bank NA, 1.81%, 12/8/2022 (b)	3,645	3,645
Broome County Local Development Corp., United Health Services Hospitals, Inc., Project
Rev., AGM, 5.00%, 4/1/2024	500	514
Rev., AGM, 5.00%, 4/1/2025	500	523
Rev., AGM, 5.00%, 4/1/2026	500	530
City of Jamestown, Public Improvement
GO, 5.00%, 6/1/2023	525	531
GO, 5.00%, 6/1/2024	545	563
City of New York, Fiscal Year 2012 Series A, Subseries A-4, GO, VRDO, LOC : Bank of Tokyo-Mitsubishi UFJ Ltd., 1.83%, 12/8/2022 (b)	2,300	2,300
City of New York, Fiscal Year 2018 Series B, Subseries B-5, GO, VRDO, LIQ : Barclays Bank plc, 1.20%, 12/1/2022 (b)	40,280	40,280
City of New York, Fiscal Year 2019 Series 2019A, GO, 5.00%, 8/1/2024	10,000	10,397
City of New York, Fiscal Year 2021 Series A, Subseries A-1, GO, 5.00%, 8/1/2024	15,000	15,596
Floral Park-Bellerose Union Free School District
GO, 5.00%, 12/1/2022	475	475
GO, 5.00%, 12/1/2023	495	507
GO, 5.00%, 12/1/2024	525	550
GO, 5.00%, 12/1/2025	550	588
Hempstead Town Local Development Corp., Adelphi University Project
Rev., 4.00%, 2/1/2023	100	100
Rev., 4.00%, 2/1/2024	200	203
Long Island Power Authority, Electric System
Rev., 1.00%, 9/1/2025	25,000	22,858
Series 2020A, Rev., 5.00%, 9/1/2026	680	736
Metropolitan Transportation Authority Series 2002G-1F, Rev., (SOFR + 0.43%), 2.99%, 12/5/2022 (c)	1,330	1,288
Mount Vernon City School District GO, 5.00%, 12/1/2022	1,965	1,965
New York City Industrial Development Agency, Queens Baseball Stadium Project
Rev., AGM, 5.00%, 1/1/2024	1,000	1,021
Rev., AGM, 5.00%, 1/1/2025	2,000	2,082
Rev., AGM, 5.00%, 1/1/2026	1,000	1,058
Rev., AGM, 5.00%, 1/1/2027	1,000	1,073
New York City Municipal Water Finance Authority, Second General Resolution
Series BB-1A, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.14%, 12/1/2022 (b)	14,600	14,600
Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 1.18%, 12/1/2022 (b)	11,200	11,200
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2019 Rev., VRDO, LIQ : TD Bank NA, 1.81%, 12/8/2022 (b)	23,200	23,200
New York City Water and Sewer System, Fiscal Year 2003 Subseries F1B, Rev., VRDO, LIQ : US Bank NA, 1.82%, 12/8/2022 (b)	150	150
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015BB-3, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.94%, 12/8/2022 (b)	5,680	5,680
New York State Dormitory Authority, Fordham University Rev., 5.00%, 7/1/2023	920	932
New York State Dormitory Authority, St. John's University Series 2021A, Rev., 5.00%, 7/1/2025	750	784
New York State Dormitory Authority, State Sales Tax Series 2018C, Rev., 5.00%, 3/15/2025 (d)	400	421
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt
Rev., 5.00%, 12/1/2022	750	750
Rev., 5.00%, 12/1/2023	800	815

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Rev., 5.00%, 12/1/2024	800	829
Rev., 5.00%, 12/1/2025	500	524
Rev., 5.00%, 12/1/2026	750	781
Port Authority of New York and New Jersey, Consolidated Series 207, Rev., AMT, 5.00%, 9/15/2023	10,000	10,139
Sales Tax Asset Receivable Corp. Series A, Rev., 4.00%, 10/15/2024 (d)	19,035	19,545
Town of Oyster Bay, Public Improvement
GO, 4.00%, 11/1/2023	1,000	1,013
GO, 4.00%, 11/1/2024	950	972
GO, 4.00%, 11/1/2025	495	512
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2021A, Rev., BAN, 5.00%, 11/1/2025	10,000	10,637
Series 2021A-2, Rev., 2.00%, 5/15/2026 (b)	16,000	15,077
West Genesee Central School District Series B, GO, BAN, 4.00%, 7/21/2023	3,904	3,928
Total New York		251,417
North Carolina — 3.7%
Buncombe County Metropolitan Sewerage District Series 2008A, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.80%, 12/8/2022 (b)	17,945	17,945
City of Raleigh, Downtown Improvement Projects Series 2005-B-1, COP, VRDO, LIQ : PNC BANK N.A., 1.91%, 12/9/2022 (b)	21,400	21,400
City of Raleigh, Limited Obligation Series 2016A, Rev., VRDO, LIQ : PNC BANK N.A., 1.91%, 12/9/2022 (b)	7,315	7,315
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project
Series 2019A, Rev., 2.00%, 10/1/2024 (b)	825	793
Series 2019B, Rev., 2.00%, 10/1/2024 (b)	825	793
Series 2020A, Rev., 1.38%, 6/16/2025 (b)	1,780	1,657
County of Harnett, Limited Obligation
Rev., 4.00%, 12/1/2022	1,700	1,700
Rev., 4.00%, 12/1/2023	1,650	1,673
Rev., 4.00%, 12/1/2024	1,000	1,026
Rev., 5.00%, 12/1/2025	1,000	1,066
County of Orange, Limited Obligation
Series 2021A, Rev., 5.00%, 11/15/2023	630	644
Series 2021A, Rev., 5.00%, 11/15/2024	350	366
Series 2021A, Rev., 5.00%, 11/15/2025	250	267
North Carolina Turnpike Authority, Triangle Expressway System Rev., BAN, 5.00%, 2/1/2024	39,700	40,635
Total North Carolina		97,280
Ohio — 4.1%
City of Akron, Various Purpose
GO, 2.00%, 12/1/2022	565	565
Series 2020, GO, 2.00%, 12/1/2023	485	480
City of Elyria, Limited Tax Series 2019-2, GO, 4.00%, 12/1/2022	935	935
City of Lorain, Limited Tax
Series 2020A, GO, 4.00%, 12/1/2022	280	280
Series 2020A, GO, 4.00%, 12/1/2023	300	304
Series 2020A, GO, 4.00%, 12/1/2024	250	256
City of Toledo, Limited Tax, Capital Improvement GO, AGM, 5.00%, 12/1/2022	1,305	1,305
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project
Rev., 5.00%, 7/1/2025	100	105

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Rev., 5.00%, 7/1/2026	125	133
County of Franklin, Hospital Facilities, OhioHealth Corp.
Series 2011C, Rev., VRDO, 1.80%, 12/9/2022 (b)	175	175
Series 2009A, Rev., VRDO, LIQ : Barclays Bank plc, 1.83%, 12/9/2022 (b)	20,000	20,000
County of Ross, Adena Health System Obligated Group Project
Rev., 5.00%, 12/1/2022	355	355
Rev., 5.00%, 12/1/2023	490	499
Euclid City School District
COP, 4.00%, 12/1/2023	70	71
COP, 4.00%, 12/1/2024	180	184
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2016A, Rev., VRDO, LIQ : Toronto-Dominion Bank, 1.78%, 12/9/2022 (b)	73,645	73,645
State of Ohio, University Hospitals Health System, Inc. Series A, Rev., VRDO, 2.20%, 12/9/2022 (b)	8,250	8,250
Total Ohio		107,542
Oklahoma — 0.5%
Bryan County School Finance Authority, Durant Public Schools Project
Rev., 4.00%, 12/1/2022	190	190
Rev., 4.00%, 12/1/2023	155	157
Rev., 4.00%, 12/1/2024	165	169
Canadian County Educational Facilities Authority, Mustang Public Schools Project Rev., 3.00%, 9/1/2023	1,000	1,003
Cleveland County Educational Facilities Authority, Lexington Public Schools Project Rev., 4.00%, 9/1/2023	270	272
Custer County Economic Development Authority, Thomas Fay Public Schools Rev., 4.00%, 12/1/2023	450	454
Elk City Industrial Authority, Sales Tax Rev., 2.00%, 5/1/2023	105	104
Ellis County Educational Facilities Authority, Fargo-Gage Public Schools Project Rev., 3.00%, 3/1/2023	730	731
Garvin County Educational Facilities Authority, Pernell Public Schools Project
Rev., 4.00%, 9/1/2023	110	111
Rev., 4.00%, 9/1/2024	160	163
Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project
Rev., 4.00%, 9/1/2023	300	303
Rev., 4.00%, 9/1/2024	245	249
Kingfisher County Educational Facilities Authority, Lomega Public Schools Project
Rev., 3.00%, 3/1/2023	385	385
Rev., 3.00%, 3/1/2024	270	271
Muskogee Industrial Trust, Muskogee Public Schools Project Rev., 5.00%, 9/1/2023	900	912
Oklahoma Development Finance Authority, Gilcrease Expressway West Project Rev., AMT, 1.63%, 12/1/2022	4,885	4,800
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project
Rev., 4.00%, 12/1/2024	250	255
Rev., 4.00%, 12/1/2026	250	258
Tulsa County Industrial Authority, Sand Springs Public Schools Project
Rev., 4.00%, 9/1/2023	175	177
Rev., 4.00%, 9/1/2024	435	443
Wagoner County School Development Authority, Wagoner Public Schools Project Rev., 4.00%, 9/1/2023	525	530
Total Oklahoma		11,937
Oregon — 0.6%
County of Yamhill, Linfield University Project
Rev., 4.00%, 10/1/2023	435	437

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — continued
Rev., 4.00%, 10/1/2024	425	429
Oregon State Facilities Authority, Linfield College Project Series 2015A, Rev., 5.00%, 10/1/2025 (d)	1,000	1,056
Port of Portland, Airport Series 28, Rev., AMT, 5.00%, 7/1/2026	5,240	5,496
State of Oregon, Housing and Community Services Department Series 2021BB, Rev., 0.47%, 12/1/2023 (b)	8,500	8,248
Yamhill County Hospital Authority, Friendsview, Tax Exempt
Series 2021B-3, Rev., 1.75%, 11/15/2026	285	263
Series 2021B-2, Rev., 2.13%, 11/15/2027	500	445
Total Oregon		16,374
Pennsylvania — 8.6%
Allegheny County Sanitary Authority, Sewer
Series 2020A, Rev., 4.00%, 6/1/2024	300	306
Series 2020A, Rev., 4.00%, 6/1/2025	150	155
Series 2020B, Rev., 4.00%, 6/1/2025	210	216
Series 2020A, Rev., 5.00%, 6/1/2026	425	457
Allentown Neighborhood Improvement Zone Development Authority, City Center Project Rev., 5.00%, 5/1/2023 (e)	100	100
Ambridge Borough Water Authority Rev., 4.00%, 11/15/2023	175	177
Apollo-Ridge School District
Series 2019A, GO, 4.00%, 9/1/2023	385	389
Series 2019A, GO, 4.00%, 9/1/2024	450	459
Armstrong School District
Series 2019A, GO, 3.00%, 3/15/2023	240	240
Series B, GO, 3.00%, 3/15/2023	400	400
Berks County Municipal Authority (The), Tower Health Project
Series 2020A, Rev., 5.00%, 2/1/2023	1,300	1,293
Series 2020A, Rev., 5.00%, 2/1/2024	425	414
Series 2020A, Rev., 5.00%, 2/1/2025	600	570
Series 2020A, Rev., 5.00%, 2/1/2026	1,015	943
Big Beaver Falls Area School District, Unlimited Tax GO, 5.00%, 3/15/2023	1,200	1,208
Burgettstown Area School District Series 2019A, GO, 4.00%, 3/15/2023	200	201
Carmichaels Area School District, Limited Tax GO, 4.00%, 9/1/2023	150	151
Charleroi Borough Authority Water System
Rev., AGM, 4.00%, 12/1/2022	165	165
Rev., AGM, 4.00%, 12/1/2023	225	228
Chester County Health and Education Facilities Authority, Main Line Health System
Series 2020A, Rev., 3.00%, 9/1/2023	230	231
Series 2020A, Rev., 3.00%, 9/1/2024	215	215
Series 2020A, Rev., 5.00%, 9/1/2025	250	264
City of Altoona, Guaranteed Sewer
GO, AGM, 5.00%, 12/1/2022	200	200
GO, AGM, 5.00%, 12/1/2023	300	307
City of Lebanon Authority
Rev., 4.00%, 12/15/2022	275	275
Rev., 4.00%, 12/15/2023	360	365
City of Philadelphia, Airport System
Series 2020A, Rev., 5.00%, 7/1/2024	1,480	1,528
Series 2020A, Rev., 5.00%, 7/1/2025	1,550	1,629
City of Philadelphia, Water & Wastewater Series A, Rev., 5.00%, 7/1/2024 (d)	48,780	50,602

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	323
Connellsville Area School District Series 2019A, GO, AGM, 2.00%, 5/15/2023	70	70
County of Armstrong
GO, AGM, 4.00%, 6/1/2023	225	227
Series 2019A, GO, 5.00%, 6/1/2023	225	228
GO, AGM, 4.00%, 6/1/2024	230	234
GO, AGM, 4.00%, 6/1/2025	240	247
County of Indiana
GO, 2.00%, 12/15/2022	180	180
GO, 2.00%, 12/15/2023	260	257
GO, 3.00%, 12/15/2024	430	432
GO, 3.00%, 12/15/2025	250	251
GO, 3.00%, 12/15/2026	435	435
County of Lackawanna
Series 2020A, GO, 4.00%, 3/15/2023	200	201
Series 2020B, GO, 4.00%, 9/1/2023	305	308
Series 2020A, GO, 4.00%, 3/15/2024	300	304
Series 2020B, GO, 4.00%, 9/1/2024	680	693
Series 2020A, GO, 4.00%, 3/15/2025	300	308
Series 2020B, GO, 4.00%, 9/1/2025	685	706
Series 2020B, GO, 4.00%, 9/1/2026	1,445	1,503
County of Somerset
GO, 2.00%, 10/1/2023	335	332
GO, 2.00%, 10/1/2024	300	294
Dallas School District
GO, AGM, 5.00%, 10/15/2023	175	178
GO, AGM, 5.00%, 10/15/2024	325	337
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2014A, Rev., 5.00%, 6/1/2024 (d)	19,000	19,675
Iroquois School District GO, 4.00%, 10/1/2023	200	202
Lycoming County Water and Sewer Authority Rev., AGM, 4.00%, 11/15/2023	150	152
Mars Area School District Series 2019B, GO, AGM, 5.00%, 9/1/2023	115	117
Middletown Township Sewer Authority Rev., GTD, 4.00%, 10/1/2023	210	212
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2023	300	301
Rev., 5.00%, 4/1/2024	300	305
Rev., 5.00%, 4/1/2025	250	257
Rev., 5.00%, 4/1/2026	165	171
Montour School District GO, 3.00%, 10/1/2023	200	201
Muncy School District GO, 4.00%, 5/15/2023	345	347
Municipality of Norristown Series 2020A, GO, 4.00%, 5/1/2023	6,000	6,004
Municipality of Penn Hills
Series 2019A, GO, 3.00%, 12/1/2022	345	345
Series 2019A, GO, 3.00%, 12/1/2023	305	306
Neshannock Township School District Series 2019AA, GO, 4.00%, 9/1/2023	200	202
New Castle Area School District
GO, 3.00%, 3/1/2023	1,000	1,001
GO, 4.00%, 3/1/2024	240	243

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Northeast Bradford School District GO, AGM, 3.00%, 6/1/2023	330	331
Northwestern Lehigh School District GO, 5.00%, 2/15/2023	680	683
Penn Hills School District
GO, 4.00%, 10/1/2023	1,790	1,807
GO, 4.00%, 10/1/2024	1,855	1,888
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Series 2017A, Rev., AMT, 0.58%, 8/1/2024 (b)	5,500	5,166
Pennsylvania Turnpike Commission
Series 2019A, Rev., 5.00%, 12/1/2022	1,000	1,000
Series 2018A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 2.45%, 12/8/2022 (c)	18,000	17,999
Series 2019A, Rev., 5.00%, 12/1/2023	1,000	1,023
Series 2020B, Rev., 5.00%, 12/1/2023	425	435
Series 2020B, Rev., 5.00%, 12/1/2024	450	470
Series 2020B, Rev., 5.00%, 12/1/2025	325	347
Series 2020B, Rev., 5.00%, 12/1/2026	400	433
Philadelphia Authority for Industrial Development Series B-2, Rev., VRDO, LOC : TD Bank NA, 1.81%, 12/8/2022 (b)	6,400	6,400
Philadelphia Gas Works Co., 1998 General Ordinance Series A-2, Rev., VRDO, LOC : TD Bank NA, 1.81%, 12/8/2022 (b)	20,300	20,300
Pittsburgh School District GO, 5.00%, 9/1/2023	1,810	1,843
Punxsutawney Area School District
Series 2020A, GO, AGM, 5.00%, 10/15/2023	250	255
Series 2020A, GO, AGM, 5.00%, 10/15/2024	150	156
School District of Philadelphia (The) Series 2019A, GO, 5.00%, 9/1/2023	1,050	1,069
School District of the City of Erie (The), Limited Tax Series 2019B, GO, AGM, 5.00%, 4/1/2023	315	317
Selinsgrove Area School District
Series 2019A, GO, 2.00%, 3/1/2023	5	5
Series B, GO, 3.00%, 3/1/2023	95	95
Series 2019A, GO, 2.00%, 9/1/2023	585	581
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 6/1/2023	750	759
Rev., 5.00%, 6/1/2024	755	780
Rev., 5.00%, 6/1/2025	1,250	1,311
Rev., 5.00%, 6/1/2026	750	799
Spring-Benner-Walker Joint Authority Series 2020A, Rev., 4.00%, 9/1/2024	440	449
Steel Valley School District, Allegheny County, Pennsylvania Unlimited Tax Series 2019B, GO, 4.00%, 11/1/2023	250	253
Steelton-Highspire School District, Limited Tax GO, 4.00%, 11/15/2023	85	86
Township of Butler
GO, 5.00%, 10/1/2023	260	265
GO, 5.00%, 10/1/2024	275	286
Township of East Coventry
GO, 3.00%, 12/1/2025	345	347
GO, 3.00%, 12/1/2026	275	276
Township of Radnor GO, 3.00%, 6/15/2024	145	146
Uniontown Area School District
GO, 2.00%, 10/1/2023	530	525
GO, 3.00%, 10/1/2024	900	903
University of Pittsburgh of the Commonwealth System of Higher Education Rev., (SIFMA Municipal Swap Index Yield + 0.36%), 2.21%, 12/8/2022 (c)	52,000	51,982

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Upper Allegheny Joint Sanitary Authority Series 2019A, Rev., AGM, 4.00%, 9/1/2023	215	217
Waynesboro Area School District, Franklin County GO, 5.00%, 10/1/2023	320	326
Wilkes-Barre Area School District GO, 5.00%, 4/15/2023	115	116
Wyalusing Area School District
GO, 3.00%, 4/1/2023	200	200
GO, AGM, 4.00%, 4/1/2023	400	402
GO, 3.00%, 4/1/2024	185	186
GO, 3.00%, 4/1/2025	200	201
GO, 3.00%, 4/1/2026	300	301
Total Pennsylvania		225,496
Rhode Island — 0.6%
City of Pawtucket
Series 2019D, GO, AGM, 3.00%, 7/15/2023	70	70
Series 2019C, GO, AGM, 4.00%, 7/15/2023	380	383
Rhode Island Health and Educational Building Corp. Rev., 5.00%, 5/15/2023	2,250	2,264
Rhode Island Health and Educational Building Corp., Public School Financing Program Series 2021F, Rev., 4.00%, 5/15/2024	1,790	1,825
Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project Rev., VRDO, 1.15%, 12/1/2022 (b)	12,105	12,105
Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Series 2019A, Rev., 5.00%, 10/1/2023	125	128
Total Rhode Island		16,775
South Carolina — 0.2%
Charleston County School District GO, SCSDE, 5.00%, 3/1/2024	3,000	3,092
Chester Sewer District, Wastewater System Improvement Rev., 4.00%, 6/1/2023	75	75
Piedmont Municipal Power Agency Series 2021A, Rev., 4.00%, 1/1/2024	1,525	1,545
South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project Series 2019A, Rev., 2.38%, 12/1/2024 (e) (f)	405	388
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project Series 2020A, Rev., 4.00%, 11/15/2023	130	129
Total South Carolina		5,229
Tennessee — 2.2%
Chattanooga Health Educational & Housing Facility Board, Battery Heights Apartment Rev., 0.20%, 8/1/2023 (b)	2,000	1,962
City of Memphis, General Improvement
Series 2020A, GO, 5.00%, 12/1/2023	2,135	2,186
Series 2020A, GO, 5.00%, 12/1/2024	2,245	2,350
County of Hamilton Series 2020B, GO, 5.00%, 3/1/2024	3,355	3,457
County of Shelby, Public Improvement Series 2006B, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.85%, 12/8/2022 (b)	4,715	4,715
Knox County Health Educational and Housing Facility Board, University Health System, Inc. Rev., 5.00%, 4/1/2025	1,000	1,031
Knoxville's Community Development Corp., Austin Homes 1B Apartments Project Rev., 0.22%, 10/1/2023 (b)	4,500	4,348
Memphis-Shelby County Airport Authority
Series 2021C, Rev., AMT, 5.00%, 7/1/2023	645	652
Series 2021C, Rev., AMT, 5.00%, 7/1/2024	850	873
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project Rev., 3.00%, 10/1/2024	220	215
Metropolitan Government Nashville and Davidson County Industrial Development Board, Waste Management, Inc. of Tennessee Project Rev., 0.58%, 8/1/2024 (b)	1,150	1,080
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Shelby House Apartments Project Rev., 1.25%, 12/1/2024 (b)	5,655	5,421
Metropolitan Government of Nashville and Davidson County Series 2021A, GO, 5.00%, 7/1/2026	600	648

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019B-1, Rev., 4.00%, 12/1/2026	10,000	9,589
Tennessee Energy Acquisition Corp., Commodity Project
Series 2021A, Rev., 5.00%, 11/1/2023	250	253
Series 2021A, Rev., 5.00%, 11/1/2024	250	255
Series 2021A, Rev., 5.00%, 11/1/2025	290	298
Series 2021A, Rev., 5.00%, 11/1/2026	350	361
Series 2021A, Rev., 5.00%, 11/1/2027	1,000	1,036
Tennessee Energy Acquisition Corp., Gas Project Series 2017A, Rev., 4.00%, 5/1/2023 (b)	17,045	17,070
Total Tennessee		57,800
Texas — 9.0%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc. Rev., PSF-GTD, 3.00%, 8/15/2023	655	657
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2024	200	208
Series 2018C, Rev., 5.00%, 8/1/2025	200	212
Austin Community College District, Combined Fee Rev., 5.00%, 2/1/2023	170	171
Avery Ranch Road District No. 1, Unlimited Tax GO, 3.00%, 8/15/2023	810	812
Big Oaks Municipal Utility District, Waterworks & Sewer System, Unlimited Tax GO, AGM, 3.00%, 3/1/2023	905	906
Bridgestone Municipal Utility District, Unlimited Tax Series 2019A, GO, AGM, 3.00%, 5/1/2023	85	85
Brushy Creek Municipal Utility District, Unlimited Tax GO, 3.00%, 6/1/2023	250	250
Capital Area Housing Finance Corp., Multi-Family Housing, Grand Avenue Flats Ltd. Rev., 0.29%, 8/1/2024 (b)	11,100	10,438
Capital Area Housing Finance Corp., Variable Lockhart Farms Apartments Rev., 0.70%, 6/1/2024 (b)	3,000	2,877
Central Texas Regional Mobility Authority, Subordinated Lien Series 2020F, Rev., BAN, 5.00%, 1/1/2025	6,430	6,592
City of EI Paso, Combination Tax
GO, 5.00%, 8/15/2023	515	524
GO, 5.00%, 8/15/2024	700	727
City of El Paso Series 2020A, GO, 5.00%, 8/15/2024	275	286
City of Fort Worth, General Purpose, Tarrant Denton Parker Johnson, General Purpose GO, 5.00%, 3/1/2023	2,550	2,566
City of Houston Series 2004B-4, Rev., VRDO, LOC : PNC BANK N.A., 1.85%, 12/8/2022 (b)	11,500	11,500
City of Houston, Airport System, Subordinate Lien
Series 2021A, Rev., AMT, 5.00%, 7/1/2023	850	859
Series 2021A, Rev., AMT, 5.00%, 7/1/2024	500	513
Series 2021A, Rev., AMT, 5.00%, 7/1/2025	500	520
City of Houston, Combined Utility System, First Lien Series 2004B-6, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.86%, 12/8/2022 (b)	9,000	9,000
City of Irving, Hotel Occupancy, Occupancy Tax Rev., 5.00%, 8/15/2023	50	50
City of Kenedy, Combination Tax GO, 4.00%, 5/1/2023	125	126
City of Port Arthur GO, AGM, 5.00%, 2/15/2023	910	914
City of Port Arthur, Combination Tax, Certificates of Obligation
Series 2020A, GO, AGM, 4.00%, 2/15/2023	365	366
Series 2020A, GO, AGM, 5.00%, 2/15/2024	380	390
Series 2020A, GO, AGM, 5.00%, 2/15/2025	400	419
City of Universal City, Improvement Bonds GO, 2.00%, 8/15/2023	230	228
Clear Brook City Municipal Utility District, Unlimited Tax GO, AGM, 2.10%, 2/1/2023	450	449
County of Bexar, Tax Exempt Venue Project Rev., 5.00%, 8/15/2023	275	278
County of Kaufman, Limited Tax
Series 2020A, GO, 5.00%, 2/15/2023	110	111

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2020A, GO, 5.00%, 2/15/2024	125	129
Series 2020A, GO, 5.00%, 2/15/2025	130	136
County of Kaufman, Unlimited Tax
GO, 5.00%, 2/15/2023	155	156
GO, 5.00%, 2/15/2024	210	216
GO, 5.00%, 2/15/2025	255	267
Cypress Hill Municipal Utility District No. 1, Unlimited Tax GO, 3.00%, 9/1/2023	270	270
Florence Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 8/15/2026	230	230
GO, PSF-GTD, 3.00%, 8/15/2027	115	115
Fort Bend County Levee Improvement District No. 11, Unlimited Tax GO, AGM, 3.00%, 9/1/2023	400	401
Fort Bend County Municipal Utility District No. 116, Unlimited Tax GO, 3.00%, 9/1/2023	450	451
Galveston Public Facility Corp., The Oleanders at Broadway Rev., 0.47%, 8/1/2024 (b)	11,255	10,650
Grand Parkway Transportation Corp., System Toll Series 2013B, Rev., 5.00%, 10/1/2023 (d)	21,060	21,484
Greenhawe Water Control and Improvement District No. 2, Unlimited Tax GO, AGM, 3.00%, 9/1/2023	200	200
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2019A, Rev., 5.00%, 12/1/2022	1,700	1,700
Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 2.42%, 12/8/2022 (c)	9,000	8,938
Series 2016D, Rev., VRDO, 1.93%, 12/9/2022 (b)	11,995	11,995
Series 2019F, Rev., VRDO, 1.93%, 12/9/2022 (b)	18,300	18,300
Series 2019A, Rev., 5.00%, 12/1/2023	2,230	2,281
Series 2020C-3, Rev., 5.00%, 12/1/2026 (b)	8,700	9,268
Harris County Fresh Water Supply District No. 61
GO, AGM, 4.00%, 9/1/2023	445	449
GO, AGM, 3.00%, 9/1/2024	695	697
Harris County Municipal Utility District No. 096, Unlimited Tax GO, 2.00%, 9/1/2023	195	193
Harris County Municipal Utility District No. 152, Unlimited Tax GO, AGM, 3.00%, 8/1/2023	400	401
Harris County Municipal Utility District No. 157, Unlimited Tax GO, AGM, 3.00%, 3/1/2023	425	425
Harris County Municipal Utility District No. 276, Unlimited Tax GO, 3.00%, 9/1/2023	745	746
Harris County Municipal Utility District No. 281, Unlimited Tax GO, 2.00%, 9/1/2023	305	302
Harris County Municipal Utility District No. 374, Unlimited Tax GO, 3.00%, 9/1/2023	115	115
Harris County Municipal Utility District No. 391, Unlimited Tax GO, 3.00%, 9/1/2023	400	401
Harris County Municipal Utility District No. 419, Unlimited Tax GO, 3.00%, 9/1/2023	455	456
Harris County Municipal Utility District No. 55, Unlimited Tax GO, 3.00%, 2/1/2023	785	786
Harris County Water Control and Improvement District No. 119, Unlimited Tax GO, AGM, 3.00%, 10/1/2023	375	376
Hunters Glen Municipal Utility District, Waterworks and Sewer System Series 2019A, GO, AGM, 2.00%, 4/1/2023	595	593
La Joya Independent School District, Maintenance Tax GO, AGM, 4.00%, 2/15/2023	420	421
Lytle Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2028	255	269
Matagorda County Navigation District No.1, Pollution Control, Central Power and Light Co. Project Rev., AMT, 0.90%, 9/1/2023 (b)	3,750	3,682
Mission Economic Development Corp., Waste Management, Inc., Project Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 2.23%, 12/8/2022 (c)	10,000	9,598
Montgomery County Municipal Utility District No. 94, Unlimited Tax GO, 2.00%, 10/1/2023	185	183
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project
Series 2020A, Rev., 2.10%, 1/1/2023	90	90
Series 2020A, Rev., 2.20%, 1/1/2024	180	174
Series 2020A, Rev., 2.25%, 1/1/2025	315	296

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
North Texas Tollway Authority, First Tier
Series A, Rev., 5.00%, 1/1/2023 (d)	4,195	4,203
Series A, Rev., 5.00%, 1/1/2025	530	531
North Texas Tollway Authority, Second Tier Series B, Rev., 5.00%, 1/1/2023	5,000	5,010
Northwest Harris County Municipal Utility District No. 19, Unlimited Tax GO, AGM, 2.00%, 10/1/2023	105	104
Pecan Grove Municipal Utility District, Unlimited Tax
GO, AGM, 3.00%, 9/1/2023	345	346
GO, 4.00%, 9/1/2023	740	747
GO, AGM, 3.00%, 9/1/2024	600	602
Permanent University Fund, University of Texas System Series 2008-A, Rev., VRDO, 1.70%, 12/8/2022 (b)	5,000	5,000
Plano Public Facility Corp., K Avenue Lofts Rev., VRDO, 0.65%, 12/1/2024 (b)	9,500	9,500
Robstown Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 2/15/2023	650	651
GO, PSF-GTD, 3.00%, 2/15/2024	360	362
Sienna Municipal Utility District No. 3, Unlimited Tax GO, 2.00%, 3/1/2023	185	185
Socorro Independent School District, Unlimited Tax Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2024 (d)	2,385	2,477
State of Texas, Veterans
GO, VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.95%, 12/9/2022 (b) (f)	14,185	14,185
Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.95%, 12/9/2022 (b) (f)	10,530	10,530
State of Texas, Veterans Housing Assistance Program Series 2008 B, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.95%, 12/9/2022 (b) (f)	5,250	5,250
Town of Horizon City, Combination Tax GO, AGM, 4.00%, 8/15/2023	230	232
Travis County Housing Finance Corp., Multi-Family Housing, Enclave on Ross Apartments Rev., 0.23%, 2/1/2024 (b)	10,000	9,622
Travis County Municipal Utility District No. 4, Unlimited Contract Tax Series 2019A, GO, AGM, 3.00%, 9/1/2023	650	651
Travis County Water Control and Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax
GO, 3.00%, 5/1/2024	400	401
GO, 4.00%, 5/1/2025	300	308
GO, 4.00%, 5/1/2026	280	291
Upper Trinity Regional Water District, Regional Treated Water Supply System Rev., 4.00%, 8/1/2027	900	944
Wichita Falls Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 2/1/2023	1,400	1,401
GO, PSF-GTD, 4.00%, 2/1/2024	1,000	1,016
Total Texas		235,423
Utah — 0.1%
City of Salt Lake, International Airport
Series 2021A, Rev., AMT, 5.00%, 7/1/2023	300	303
Series 2021A, Rev., AMT, 5.00%, 7/1/2024	1,000	1,027
Series 2021A, Rev., AMT, 5.00%, 7/1/2025	1,325	1,377
Utah Charter School Finance Authority, Summit Academy Incorporated Series A, Rev., 5.00%, 4/15/2023	85	86
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Rev., 3.00%, 10/15/2023	60	59
Rev., 3.00%, 10/15/2025	125	121
Total Utah		2,973
Vermont — 0.4%
Vermont Educational and Health Buildings Financing Agency, Fletcher Allen Health Series A, Rev., VRDO, LOC : TD Bank NA, 1.95%, 12/9/2022 (b)	10,000	10,000

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — 3.2%
Chesapeake Economic Development Authority, Virginia Electric and Power Co. Project Series 2008A, Rev., 1.90%, 6/1/2023 (b)	4,250	4,206
Chesapeake Hospital Authority, Regional Medical Center
Rev., 5.00%, 7/1/2023	925	936
Rev., 5.00%, 7/1/2024	885	910
County of Fairfax, Public Improvement Series 2021A, GO, 4.00%, 10/1/2023	2,740	2,775
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project
Series 2016C, Rev., VRDO, 1.86%, 12/8/2022 (b)	13,675	13,675
Series 2018C, Rev., VRDO, 1.86%, 12/8/2022 (b)	30,000	30,000
Loudoun County Economic Development Authority, Howard Hughes Medical Institute Series B, Rev., VRDO, 1.80%, 12/9/2022 (b)	1,100	1,100
Rockingham County Economic Development Authority, Sunnyside Presbyterian Home
Series 2020A, Rev., 4.00%, 12/1/2022	295	295
Series 2020A, Rev., 4.00%, 12/1/2023	100	100
Wise County Industrial Development Authority, Electric and Power Co. Project Series 2009A, Rev., 0.75%, 9/2/2025 (b)	22,765	20,697
York County Economic Development Authority, Electric and Power Co. Project Series 2009A, Rev., 1.90%, 6/1/2023 (b)	8,000	7,916
Total Virginia		82,610
Washington — 1.0%
Chelan County Public Utility District No.1 Series 2008B, Rev., VRDO, LIQ : Barclays Bank plc, 1.85%, 12/9/2022 (b)	2,350	2,350
King County Housing Authority, Highland Village Project
Rev., 4.00%, 1/1/2023	100	100
Rev., 5.00%, 1/1/2024	120	123
King County School District No. 407 Riverview, Unlimited Tax GO, 4.00%, 12/1/2023	500	507
Port of Tacoma, Subordinate Lien Series B, Rev., VRDO, LOC : Bank of America NA, 1.83%, 12/9/2022 (b)	2,350	2,350
Washington Health Care Facilities Authority, Catholic Health Initiatives Series 2013B, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 3.25%, 12/8/2022 (c)	10,000	10,046
Washington Health Care Facilities Authority, Commonspirit Health Series B-1, Rev., 5.00%, 8/1/2024 (b)	11,000	11,197
Total Washington		26,673
West Virginia — 0.2%
Berkeley County Board of Education GO, 5.00%, 5/1/2025	360	379
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2011A, Rev., AMT, 1.00%, 9/1/2025 (b)	5,650	5,153
Total West Virginia		5,532
Wisconsin — 0.9%
Big Foot Union High School District GO, 4.00%, 3/1/2023	115	115
City of Fort Atkinson GO, 4.00%, 2/1/2023	230	231
City of Milwaukee, Promissory Notes
Series 2015N2, GO, 4.00%, 3/15/2024	1,955	1,984
Series 2017N4, GO, 5.00%, 4/1/2024	3,045	3,131
City of Oak Creek GO, 3.00%, 4/1/2023	180	180
City of Racine
Series 2019B, GO, 4.00%, 12/1/2022	145	145
Series 2019B, GO, 5.00%, 12/1/2023	125	128
City of Shawano, Promissory Notes GO, 3.00%, 4/1/2023	150	150
City of Watertown, Promissory Notes
GO, 3.00%, 6/1/2023	125	125

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
GO, 3.00%, 6/1/2024	425	427
City of Waukesha, Promissory Notes Series 2019C, GO, 3.00%, 10/1/2023	350	351
County of Manitowoc GO, AGM, 3.00%, 11/1/2023	150	150
County of Manitowoc, Promissory Notes
GO, AGM, 3.00%, 4/1/2023	895	896
GO, AGM, 4.00%, 4/1/2024	680	691
County of Rusk, Promissory Notes
GO, 3.00%, 3/1/2023	260	260
GO, 3.00%, 3/1/2024	270	271
Gale-Ettrick-Trempealeau School District GO, 2.00%, 4/1/2023	130	130
Lakeshore Technical College District
Series 2019A, GO, 3.00%, 3/1/2023	110	110
Series 2019A, GO, 3.00%, 3/1/2024	405	406
Pewaukee School District Series 2019A, GO, 5.00%, 3/1/2024	375	386
Poynette School District GO, 3.00%, 4/1/2023	265	265
Village of DeForest Series C, Rev., 3.00%, 5/1/2023	4,865	4,867
Village of Mount Pleasant, Promissory Notes Series 2019A, GO, 5.00%, 3/1/2023	380	382
Wisconsin Department of Transportation Series 2021A, Rev., 5.00%, 7/1/2024	1,250	1,298
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018B-2, Rev., 5.00%, 1/25/2023 (b)	5,750	5,769
Wisconsin Health and Educational Facilities Authority, Hmong American Peace Academy
Rev., 4.00%, 3/15/2023	120	120
Rev., 4.00%, 3/15/2024	120	119
Rev., 4.00%, 3/15/2025	125	124
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019B-3, Rev., 2.25%, 12/10/2022	140	140
Wittenberg Birnamwood School District GO, AGM, 4.00%, 3/1/2023	280	281
Total Wisconsin		23,632
Total Municipal Bonds (Cost $2,492,689)		2,445,646
	SHARES (000)
Short-Term Investments — 6.0%
Investment Companies — 6.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.77% (g) (h) (Cost $158,202)	158,154	158,233
Total Investments — 99.3% (Cost $2,650,891)		2,603,879
Other Assets Less Liabilities — 0.7%		17,775
NET ASSETS — 100.0%		2,621,654

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
BAN	Bond Anticipation Note
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2022.

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$2,445,646	$—	$2,445,646
Short-Term Investments
Investment Companies	158,233	—	—	158,233
Total Investments in Securities	$158,233	$2,445,646	$—	$2,603,879

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.77% (a) (b)	$175,698	$2,015,707	$2,033,211	$6	$33	$158,233	158,154	$2,821	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.